Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter, bareboat charters and other revenues for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Time charter revenues (service element included)	$246,670	$216,822	$224,191
Bareboat revenues	30,414	45,975	45,115
Total time charter and bareboat revenues	277,084	262,797	269,306
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	13,632	5,788	11,823
Total revenues	$290,716	$268,585	$281,129

See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2023, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including the service element of time charters, but excluding unexercised customer option periods and excluding any contracted revenues signed after December 31, 2023):

(U.S. Dollars in thousands)
2024	$249,206
2025	205,864
2026	173,226
2027	71,040
2028 and thereafter	—
Total	$699,336

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2023 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in March 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in August 2026 with Fronape International Company, a subsidiary of Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 then operating under a time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, which would expire on or around December 31, 2023, or at such time as the vessel is to be delivered to Equinor. The vessel commenced on a new time charter contract with Equinor on March 27, 2024. The new charter is for a fixed period of two years with options for the charterer to extend the charter by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”), that expires in January 2025. In November 2021, the Partnership entered into a new time charter contract for the Windsor Knutsen with Equinor to commence in the fourth quarter of 2024 or the first quarter of 2025 for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods. The Partnership has now agreed with Equinor to substitute the Brasil Knutsen for the Windsor Knutsen, with the time charter contract otherwise remaining unchanged. In September 2023, the Partnership signed a new time charter contract for the Windsor Knutsen with an oil major to commence within the window from February 1, 2025 to May 1, 2025. The new time charter contract is for a fixed period of two years;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2025, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”) with an option for the charterer to extend for a further one-year period;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, that expires in January 2025;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, that expires in January 2025;
●	the Dan Cisne, a shuttle tanker built in 2011 is being deployed on conventional tanker work while under assessment for upgrades suitable to shuttle tanker work in the North Sea;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in June 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 then operating under a time charter contract with Altera that expired on March 28, 2024. On March 28, 2024 the Ingrid Knutsen was redelivered from Altera, following which she has worked in the conventional tanker market. While she is due for delivery to Eni during April 2024 on three-years time charter contract, it is possible that commercial terms no less favourable to the Partnership may be agreed for an alternative delivery later in 2024.
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in July 2027;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 then operating under a time charter with China Offshore Oil (Singapore) that expired on March 16, 2024, at which time the vessel was delivered to Shell to commence on a three-year time charter contract;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2027;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Petrorio Luxembourg Holding S.A.R.L. which expires in or around May 2025. The vessel will commence on a new time charter with Equinor in the third quarter of 2025 for a fixed period of two years, with options for the charterer to extend the charter by two further one -year periods;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with TotalEnergies that expires in April 2026 with an option for the charterer to extend for a further one-year period;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in November 2027 with Equinor, with options to extend until November 2040; and
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in February 2027 with Equinor, with options to extend until February 2042.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of December 31, 2023, the right-of-use asset and lease liability for operating leases was $2.1 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for 2023 was $0.8 million. As of December 31, 2023, the weighted average discount rate for the operating leases for the portfolio excluding Recife Knutsen was 7.2% and was 7.6% for the Recife Knutsen alone. The rate was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2023, the weighted average remaining lease terms are 2.1 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2023 is as follows:

(U.S. Dollars in thousands)
2024	1,100
2025	1,100
2026	92
2027	—
2028 and thereafter	—
Total	$2,292
Less imputed interest	166
Carrying value of operating lease liabilities	$2,126